INCOME TAX (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 3,954	$ 337
Corporate Tax Rate [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%
Statutory Rate [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	21.00%